Business Combination (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed and Contingent Consideration

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed and contingent consideration as of February 7, 2014, the date of acquisition:

RMB
Cash consideration, net of acquisition cost	29,953,053
Contingent shares consideration	—
Total fair value of total consideration	29,953,053
Net assets acquired, excluding intangible assets and the related deferred income tax liabilities	1,657,271
Intangible assets, net	18,447,492
Deferred income tax liabilities	(1,389,116)
Goodwill	11,237,406

Pro Forma Consolidated Statements of Comprehensive Income (Loss)

Unaudited pro forma consolidated statements of comprehensive income (loss):

	Year Ended December 31,
	2013	2014
	RMB	RMB
	(Unaudited)	(Unaudited)
Revenues	347,257,286	371,959,104
Net income (loss)	36,467,462	(49,049,297)